Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
REVENUES	$ 143,605	$ 227,492	$ 594,040	$ 610,705
COST OF REVENUES	38,752	68,077	173,349	149,813
GROSS PROFIT	104,853	159,415	420,691	460,892
OPERATING EXPENSES
Research and development	569,134	708,304	1,660,546	2,486,801
General and administrative	778,679	780,115	1,981,541	2,774,828
Depreciation	926	3,827	2,775	13,312
Amortization of Intangible Assets	76,689	76,689	230,068	230,067
TOTAL OPERATING EXPENSES	1,425,428	1,568,935	3,874,930	5,505,008
OPERATING LOSS	(1,320,575)	$ (1,409,520)	(3,454,239)	$ (5,044,116)
OTHER INCOME (EXPENSE)
Gain on sale of assets held for sale	100,000		100,000
Gain (loss) on warrant valuation adjustment (Note 12)	302,300		(70,985)
Interest expense, net	(105,830)	$ (79,955)	(266,810)	$ (700,085)
Loss on foreign currency exchange	(2,739)	(3,430)	(15,458)	(6,308)
TOTAL OTHER INCOME (EXPENSE)	293,731	(83,385)	(253,253)	(706,393)
NET LOSS	(1,026,844)	(1,492,905)	(3,707,492)	(5,750,509)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(345)	(10,210)	(13,831)	(15,191)
TOTAL COMPREHENSIVE LOSS	$ (1,027,189)	$ (1,503,115)	$ (3,721,323)	$ (5,765,700)
LOSS PER SHARE:
Net loss - basic and diluted (in dollars per share)	$ (0.02)	$ (0.03)	$ (0.06)	$ (0.12)
Weighted average shares outstanding - basic and diluted (in shares)	63,056,519	50,706,519	63,014,763	46,258,912